Eaton Vance

Tax-Managed Buy-Write Income Fund

September 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 1.5%
Boeing Co. (The)(1)(2)	9,288	$2,042,802
Northrop Grumman Corp.(1)	8,852	3,188,048
Raytheon Technologies Corp.(1)	7,449	640,316
Textron, Inc.(1)	11,648	813,147

		$6,684,313

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.(1)	4,494	$390,978

		$390,978

Airlines — 0.3%
Southwest Airlines Co.(1)(2)	27,333	$1,405,736

		$1,405,736

Auto Components — 0.3%
Lear Corp.(1)	7,250	$1,134,480

		$1,134,480

Automobiles — 1.5%
Tesla, Inc.(1)(2)	8,191	$6,351,957

		$6,351,957

Banks — 4.6%
Bank of America Corp.(1)	96,896	$4,113,235
Fifth Third Bancorp(1)	57,446	2,438,009
JPMorgan Chase & Co.(1)	52,493	8,592,579
KeyCorp(1)	54,740	1,183,479
M&T Bank Corp.(1)	4,618	689,652
PNC Financial Services Group, Inc. (The)(1)	12,436	2,432,979
Truist Financial Corp.	7,171	420,579
Wells Fargo & Co.	3,539	164,245

		$20,034,757

Beverages — 1.7%
Coca-Cola Co. (The)(1)	52,523	$2,755,882
PepsiCo, Inc.(1)	31,704	4,768,598

		$7,524,480

Biotechnology — 2.0%
AbbVie, Inc.(1)	20,225	$2,181,671
Amgen, Inc.(1)	15,371	3,268,643
Gilead Sciences, Inc.(1)	27,095	1,892,586
Incyte Corp.(1)(2)	1,536	105,646
Moderna, Inc.(2)	2,548	980,623
Vertex Pharmaceuticals, Inc.(1)(2)	1,850	335,572

		$8,764,741

Security	Shares	Value
Building Products — 0.1%
A.O. Smith Corp.	3,187	$194,630
Carrier Global Corp.(1)	1,693	87,630

		$282,260

Capital Markets — 2.0%
Charles Schwab Corp. (The)(1)	20,202	$1,471,514
Invesco, Ltd.	22,923	552,674
S&P Global, Inc.(1)	10,209	4,337,702
State Street Corp.(1)	27,413	2,322,429

		$8,684,319

Chemicals — 1.9%
AdvanSix, Inc.(1)(2)	1,530	$60,817
Corteva, Inc.(1)	26,850	1,129,848
Dow, Inc.(1)	19,882	1,144,408
Eastman Chemical Co.(1)	5,817	586,005
Ingevity Corp.(2)	2,787	198,908
LyondellBasell Industries NV, Class A(1)	13,836	1,298,509
Sherwin-Williams Co. (The)(1)	13,422	3,754,536

		$8,173,031

Commercial Services & Supplies — 0.2%
Waste Management, Inc.(1)	4,649	$694,375

		$694,375

Communications Equipment — 1.1%
Cisco Systems, Inc.(1)	91,964	$5,005,601

		$5,005,601

Construction & Engineering — 0.1%
Quanta Services, Inc.	4,232	$481,686

		$481,686

Construction Materials — 0.2%
Vulcan Materials Co.(1)	5,482	$927,335

		$927,335

Consumer Finance — 1.7%
American Express Co.(1)	23,289	$3,901,606
Discover Financial Services(1)	28,956	3,557,245

		$7,458,851

Containers & Packaging — 0.7%
Avery Dennison Corp.(1)	14,452	$2,994,599

		$2,994,599

Distributors — 0.5%
Genuine Parts Co.(1)	19,484	$2,362,045

		$2,362,045

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(1)(2)	22,765	$6,213,479

		$6,213,479

Security	Shares	Value
Diversified Telecommunication Services — 0.7%
AT&T, Inc.(1)	16,900	$456,469
Lumen Technologies, Inc.(1)	39,973	495,265
Verizon Communications, Inc.(1)	34,873	1,883,491

		$2,835,225

Electric Utilities — 0.8%
Duke Energy Corp.(1)	3,842	$374,941
Edison International(1)	21,115	1,171,249
NRG Energy, Inc.(1)	12,076	493,063
Pinnacle West Capital Corp.(1)	7,168	518,676
Xcel Energy, Inc.(1)	12,009	750,563

		$3,308,492

Electrical Equipment — 0.6%
Emerson Electric Co.(1)	29,903	$2,816,863

		$2,816,863

Entertainment — 2.4%
Netflix, Inc.(1)(2)	5,761	$3,516,168
Take-Two Interactive Software, Inc.(1)(2)	5,268	811,641
Walt Disney Co. (The)(1)(2)	37,240	6,299,891

		$10,627,700

Equity Real Estate Investment Trusts (REITs) — 2.0%
Apartment Income REIT Corp.(1)	11,985	$584,988
AvalonBay Communities, Inc.(1)	10,239	2,269,372
Iron Mountain, Inc.(1)	7,280	316,316
ProLogis, Inc.(1)	22,296	2,796,587
SBA Communications Corp.(1)	1,041	344,123
Simon Property Group, Inc.(1)	17,320	2,251,081
Ventas, Inc.	6,472	357,319

		$8,919,786

Food & Staples Retailing — 0.4%
Costco Wholesale Corp.(1)	734	$329,823
Sysco Corp.(1)	2,891	226,943
Walmart, Inc.(1)	7,450	1,038,381

		$1,595,147

Food Products — 1.2%
Kraft Heinz Co. (The)(1)	3,532	$130,048
Mondelez International, Inc., Class A(1)	46,954	2,731,784
Tyson Foods, Inc., Class A(1)	28,696	2,265,262

		$5,127,094

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories(1)	44,868	$5,300,257
Baxter International, Inc.(1)	31,090	2,500,569
Danaher Corp.	800	243,552
Dexcom, Inc.(1)(2)	1,568	857,476
Medtronic PLC(1)	4,753	595,789
Stryker Corp.(1)	14,381	3,792,557
Zimmer Biomet Holdings, Inc.(1)	3,848	563,193

		$13,853,393

Security	Shares	Value
Health Care Providers & Services — 2.4%
CVS Health Corp.(1)	39,004	$3,309,879
UnitedHealth Group, Inc.(1)	18,552	7,249,009

		$10,558,888

Hotels, Restaurants & Leisure — 2.5%
Booking Holdings, Inc.(1)(2)	1,622	$3,850,417
Chipotle Mexican Grill, Inc.(1)(2)	374	679,752
Marriott International, Inc., Class A(1)(2)	6,415	949,997
Marriott Vacations Worldwide Corp.	2,064	324,729
McDonald’s Corp.(1)	18,378	4,431,120
Travel + Leisure Co.(1)	9,305	507,402

		$10,743,417

Household Durables — 0.5%
Leggett & Platt, Inc.	6,596	$295,765
Lennar Corp., Class A(1)	18,642	1,746,382
Newell Brands, Inc.	12,537	277,569

		$2,319,716

Household Products — 1.3%
Clorox Co. (The)(1)	6,843	$1,133,269
Kimberly-Clark Corp.(1)	11,912	1,577,625
Procter & Gamble Co. (The)(1)	21,151	2,956,910

		$5,667,804

Industrial Conglomerates — 1.8%
3M Co.(1)	18,372	$3,222,816
Honeywell International, Inc.(1)	21,213	4,503,096

		$7,725,912

Insurance — 2.9%
Allstate Corp. (The)(1)	21,739	$2,767,592
Chubb, Ltd.	2,741	475,509
Cincinnati Financial Corp.(1)	18,908	2,159,672
Lincoln National Corp.(1)	29,706	2,042,287
Marsh & McLennan Cos., Inc.(1)	25,327	3,835,267
Principal Financial Group, Inc.(1)	5,042	324,705
Prudential Financial, Inc.(1)	6,075	639,090
Travelers Cos., Inc. (The)(1)	3,902	593,143

		$12,837,265

Interactive Media & Services — 7.6%
Alphabet, Inc., Class A(1)(2)	4,229	$11,306,316
Alphabet, Inc., Class C(1)(2)	3,953	10,535,971
Facebook, Inc., Class A(1)(2)	33,400	11,335,626

		$33,177,913

Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc.(1)(2)	5,364	$17,620,955
Etsy, Inc.(2)	1,065	221,477

		$17,842,432

IT Services — 3.9%
Accenture PLC, Class A	947	$302,964
Fidelity National Information Services, Inc.(1)	25,140	3,059,035

Security	Shares	Value
Mastercard, Inc., Class A(1)	17,067	$5,933,855
PayPal Holdings, Inc.(1)(2)	6,552	1,704,896
VeriSign, Inc.(1)(2)	11,895	2,438,594
Visa, Inc., Class A(1)	16,455	3,665,351

		$17,104,695

Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.(1)	10,371	$5,925,263

		$5,925,263

Machinery — 0.9%
Caterpillar, Inc.(1)	4,741	$910,130
Snap-on, Inc.(1)	6,380	1,333,101
Stanley Black & Decker, Inc.(1)	8,690	1,523,444

		$3,766,675

Media — 1.3%
Comcast Corp., Class A(1)	103,686	$5,799,158

		$5,799,158

Metals & Mining — 0.2%
Newmont Corp.(1)	17,228	$935,480

		$935,480

Multi-Utilities — 1.7%
Centerpoint Energy, Inc.	15,255	$375,273
CMS Energy Corp.(1)	42,771	2,554,712
DTE Energy Co.(1)	10,342	1,155,305
NiSource, Inc.(1)	49,999	1,211,476
Public Service Enterprise Group, Inc.(1)	34,219	2,083,937

		$7,380,703

Oil, Gas & Consumable Fuels — 2.7%
Chevron Corp.(1)	22,089	$2,240,929
Diamondback Energy, Inc.(1)	37,430	3,543,498
DT Midstream, Inc.	5,171	239,107
EOG Resources, Inc.(1)	14,121	1,133,493
Exxon Mobil Corp.(1)	12,411	730,015
Marathon Petroleum Corp.(1)	31,956	1,975,200
Phillips 66(1)	24,334	1,704,110
Valero Energy Corp.(1)	1,819	128,367
Williams Cos., Inc. (The)(1)	2,785	72,243

		$11,766,962

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A(1)	3,326	$997,567

		$997,567

Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.(1)	41,044	$2,428,573
Eli Lilly & Co.	1,372	317,001
Johnson & Johnson(1)	41,676	6,730,674
Merck & Co., Inc.(1)	52,591	3,950,110
Organon & Co.	5,259	172,443
Pfizer, Inc.(1)	65,917	2,835,090

		$16,433,891

Security	Shares	Value
Professional Services — 0.3%
ManpowerGroup, Inc.(1)	1,193	$129,178
Robert Half International, Inc.(1)	13,637	1,368,200

		$1,497,378

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)(2)	8,158	$794,263

		$794,263

Road & Rail — 1.3%
J.B. Hunt Transport Services, Inc.(1)	3,521	$588,782
Kansas City Southern(1)	9,400	2,544,016
Norfolk Southern Corp.(1)	11,072	2,648,976

		$5,781,774

Semiconductors & Semiconductor Equipment — 6.3%
Advanced Micro Devices, Inc.(1)(2)	33,969	$3,495,410
Analog Devices, Inc.(1)	16,160	2,706,477
Applied Materials, Inc.(1)	15,313	1,971,242
Broadcom, Inc.(1)	8,718	4,227,620
Enphase Energy, Inc.(2)	775	116,227
Intel Corp.(1)	28,217	1,503,402
NVIDIA Corp.(1)	46,821	9,699,438
QUALCOMM, Inc.(1)	10,487	1,352,613
Teradyne, Inc.(1)	20,718	2,261,784

		$27,334,213

Software — 8.9%
Adobe, Inc.(1)(2)	2,517	$1,449,087
Intuit, Inc.	460	248,175
Microsoft Corp.(1)	100,600	28,361,152
Oracle Corp.(1)	54,902	4,783,611
salesforce.com, inc.(1)(2)	12,365	3,353,635
ServiceNow, Inc.(2)	714	444,301
Tyler Technologies, Inc.(2)	475	217,859

		$38,857,820

Specialty Retail — 1.8%
Advance Auto Parts, Inc.(1)	3,365	$702,915
Gap, Inc. (The)(1)	4,919	111,661
Home Depot, Inc. (The)(1)	21,802	7,156,725

		$7,971,301

Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.(1)	208,832	$29,549,728

		$29,549,728

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B(1)	30,243	$4,392,191

		$4,392,191

Tobacco — 0.6%
Philip Morris International, Inc.(1)	27,713	$2,626,915

		$2,626,915

Security	Shares	Value
Trading Companies & Distributors — 0.2%
Fastenal Co.(1)	20,160	$1,040,458

		$1,040,458

Total Common Stocks — 99.8% (identified cost $94,456,063)		$435,482,505

Total Written Call Options — (0.2)% (premiums received $4,557,194)		$(829,695)

Other Assets, Less Liabilities — 0.4%		$1,792,976

Net Assets — 100.0%		$436,445,786

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

Written Call Options — (0.2)%

Exchange-Traded Options — (0.2)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	78	$33,598,812	$4,560	10/1/21	$(390)
S&P 500 Index	79	34,029,566	4,550	10/4/21	(1,185)
S&P 500 Index	79	34,029,566	4,550	10/6/21	(2,172)
S&P 500 Index	79	34,029,566	4,535	10/8/21	(5,333)
S&P 500 Index	79	34,029,566	4,510	10/11/21	(9,875)
S&P 500 Index	79	34,029,566	4,480	10/13/21	(28,440)
S&P 500 Index	80	34,460,320	4,490	10/15/21	(31,200)
S&P 500 Index	81	34,891,074	4,410	10/18/21	(186,300)
S&P 500 Index	80	34,460,320	4,425	10/20/21	(166,400)
S&P 500 Index	80	34,460,320	4,480	10/22/21	(71,200)
S&P 500 Index	80	34,460,320	4,475	10/25/21	(89,600)
S&P 500 Index	80	34,460,320	4,425	10/27/21	(237,600)

Total					$(829,695)

At September 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$435,482,505 *	$—	$—	$435,482,505
Total Investments	$435,482,505	$—	$—	$435,482,505

Liability Description
Written Call Options	$(829,695)	$—	$—	$(829,695)
Total	$(829,695)	$—	$—	$(829,695)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.